Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,347,361	$ 170,078
Restricted cash	95,300	18,607
Accounts receivable, net	61,846	35,074
Prepaid expenses and other assets	186,181	79,443
Inventories, net	9,790	3,947
Short-term investment	18,000
Amounts due from related parties	2,235	2,735
Total current assets	1,720,713	309,884
Non-current assets
Property and equipment, net	74,348	31,123
Intangible assets, net	37,333	29,963
Long-term investments	28,216	45,072
Prepaid expenses and other assets	46,297	32,299
Restricted cash	2,317	2,139
Deferred tax assets	48,104	35,295
Goodwill	30,952
Total non-current assets	267,567	175,891
Total assets	1,988,280	485,775
Current liabilities
Accounts payable	8,644	5,990
Accrued expenses and other payables	285,248	102,086
Advances from customers	27,155	15,459
Amount due to related parties	36,790	9,696
Short-term bank borrowings	2,013	1,858
Deferred revenue	268,241	122,218
Income tax payable	9,614	6,449
Total current liabilities	637,705	263,756
Non-current liabilities
Accrued expenses and other payables	7,547	4,480
Deferred revenue	133,481	137,259
Convertible promissory notes	726,950
Deferred tax liabilities	4,378
Unrecognized tax benefits	3,088	855
Total non-current liabilities	875,444	142,594
Total liabilities	1,513,149	406,350
Commitments and contingencies
Mezzanine equity
Total mezzanine equity		205,075
Shareholders' equity
Ordinary shares		88
Additional paid-in capital	1,564,656	370,615
Accumulated other comprehensive income	10,701	8,587
Statutory reserves	46	46
Accumulated deficit	(1,106,545)	(505,006)
Total Sea Limited shareholders' (deficit) equity	469,025	(125,670)
Non-controlling interests	6,106	20
Total shareholders' (deficit) equity	475,131	(125,650)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	1,988,280	485,775
Seed Contingently Redeemable Convertible Preference Shares [Member]
Mezzanine equity
Contingently redeemable convertible preference shares		500
Series A Contingently Redeemable Convertible Preference Shares [Member]
Mezzanine equity
Contingently redeemable convertible preference shares		10,000
Series B Contingently Redeemable Convertible Preference Shares [Member]
Mezzanine equity
Contingently redeemable convertible preference shares		$ 194,575
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	91
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 76